Accounting policies (Tables)	9 Months Ended
Sep. 30, 2022
Accounting policies [Abstract]
Description of nature of accounting errors in prior periods	The effects on the condensed consolidated statements of cash flows for the three months ended March 31, 2022 and six months ended June 30, 2022 are shown in the tables below.

	three months ended March 31, 2022
	As originally reported	Adjustment	As restated
	£’000	£’000	£’000
Foreign exchange gain	(59)	(7,725)	(7,784)
Net cash flows (used in)/from operating activities	(7,920)	(7,725)	(15,645)
Net (decrease)/increase in cash and cash equivalents	(14,905)	(7,725)	(22,630)
Exchange gain on cash and cash equivalents	34	7,725	7,759
Cash and cash equivalents at the beginning of the year	562,173		562,173
Cash and cash equivalents at the end of the period	547,302	—	547,302

	six months ended June 30, 2022
	As originally reported	Adjustment	As restated
	£’000	£’000	£’000
Foreign exchange gain	(36)	(24,481)	(24,517)
Net cash flows from operating activities	52,033	(24,481)	27,552
Net (decrease)/increase in cash and cash equivalents	(60,448)	(24,481)	(84,929)
Exchange gain on cash and cash equivalents	107	24,481	24,588
Cash and cash equivalents at the beginning of the year	562,173		562,173
Cash and cash equivalents at the end of the period	501,832	—	501,832